11. Share Capital	12 Months Ended
Jun. 30, 2020
Notes
11. Share Capital

11.   Share Capital

Authorized Share Capital

•500,000,000 common shares without par value and without special rights or restrictions attached.

•500,000,000 preferred shares without par value and with special rights or restrictions attached.

Shares issued

•Common shares issued during this current fiscal year ended 30 June 2020

•There were no common shares issued during the current fiscal year ended 30 June 2020.

•Common shares issued during the previous fiscal year ended 30 June 2019

•On 26 September 2018, pursuant to a private placement, the Company issued 7,000,000 units of the Company at $0.05 per unit, for proceeds of $350,000.  Each unit consisted of one common share of the Company and one warrant to purchase an additional common share at a fixed price of $0.05 per common share for a term expiring on 30 June 2021. The Company allocated $228,545 to common shares and $121,455 to the share purchase warrants based on management's estimate of relative fair values. The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield: 0%, expected stock price volatility: 100%, risk-free interest rate: 2.18%, expected life of warrants: 2.76 years.

•On 26 September 2018, the Company also issued 350,000 common shares to settle a payable to an officer of $17,500. These common shares had a fair value of $0.035 per share on the date of issuance for a total value of $12,250, resulting in a gain on settlement of debt of $5,250.

•On 16 December 2018, pursuant to a private placement, the Company issued 4,000,000 units of the Company at $0.05 per unit, for proceeds of $200,000.  Each unit consisted of one common share of the Company and one warrant to purchase an additional common share at a fixed price of $0.05 per common share for a term expiring on 30 June 2021. The Company allocated $155,844 to common shares and $44,156 to the share purchase warrants based on management's estimate of relative fair values. The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield: 0%, expected stock price volatility: 100%, risk-free interest rate: 1.95%, expected life of warrants: 2.54 years.

•Common shares issued during the past fiscal year ended 30 June 2018

•On 31 August 2017, the Company settled a convertible promissory note and accumulated interest thereon in an aggregate amount of $517,500 by the issue to the loan holder of 10,350,000 units of the Company at $0.05 per unit (Note 9).  Each unit consisted of one common share of the Company and one warrant to purchase an additional common share at a fixed price of $0.10 per common share for a term of one year.

•On 31 August 2017, the Company issued 14,000,000 units at a value of $0.05 per unit in connection with the acquisition of CHI (Note 6).  Each unit consisted of one common share of the Company and one warrant to purchase an additional common share at a fixed price of $0.10 per common share for a term of one year. The units were recorded at their fair value, being $700,000 and pro-rated between common shares ($541,796) and the share purchase warrants ($158,204). The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield: 0%, expected stock price volatility: 125%, risk-free interest rate: 1.21%, expected life of warrants (years): 1.00.

•On 7 September 2017, 2,000,000 warrants with exercise price of $0.01 per share were exercised for gross proceeds of $20,000 (Note 12).

•On 8 September 2017, pursuant to a private placement, the Company issued 1,000,000 units of the Company at $0.05 per unit, for proceeds of $50,000.  Each unit consisted of one common share of the Company and one warrant to purchase an additional common share at a fixed price of $0.10 per common share for a term of one year. The Company allocated $41,876 to common shares and $8,124 to the share purchase warrants based on management's estimate of relative fair values. The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield: 0%, expected stock price volatility: 125%, risk-free interest rate: 1.21%, expected life of warrants (years): 1.00.

•On 28 November 2017, pursuant to a private placement, the Company issued 6,000,000 units of the Company at $0.05 per unit, for proceeds of $300,000.  Each unit consisted of one common share of the Company and one warrant to purchase an additional common share at a fixed price of $0.10 per common share for a term of one year. No brokers or finders' fees were incurred. The Company allocated $283,554 to common shares and $16,446 to the share purchase warrants based on management's estimate of relative fair values. The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield: 0%, expected stock price volatility: 125%, risk-free interest rate: 1.61%, expected life of warrants (years): 1.00.

•On 29 December 2017, the Company issued 1,000,000 common shares to settle a payable to the CEO of $50,000. These common shares had a fair value of $0.02 per share on the date of issuance for a total value of $20,000, resulting in gain on settlement of debt of $30,000.

•On 2 January 2018, the Company issued 6,000,000 common shares to settle a payable to the CEO and the CFO of $300,000. These common shares had a fair value of $0.016 per share on the date of issuance for a total value of $96,000, resulting in gain on settlement of debt of $204,000.

•Preferred shares issued during this fiscal year and the past and previous fiscal years

There were no preferred shares issued during the three fiscal years ended 30 June 2018, 2019, and 2020.

Stock options

The Company has an approved incentive stock option plan under which the Board of Directors may, from time to time, grant options to directors, officers, employees or consultants. Options granted must be exercised within a period as determined by the board. Options vest on the grant date unless otherwise determined by the board. The aggregate number of common shares which may be reserved as outstanding options shall not exceed 25,000,000, and the maximum number of options held by any one individual at any one time shall not exceed 7.5% of the total number of the Company's issued and outstanding common shares and 15% of same for all related parties (officers, directors, and insiders) as a group.

A reconciliation of the Company's stock options outstanding on 30 June 2020 is as follows:

	Number of Options	Weighted Average Exercise Price $ per Share
Outstanding on 30 June 2017	-	-
Granted	4,500,000	0.15
Outstanding on 30 June 2018	4,500,000	0.15
Granted	7,500,000	0.05
Expired	(4,500,000)	0.15
Outstanding on 30 June 2019	7,500,000	0.05
Granted	5,000,000	0.05
Expired	(500,000)	0.05
Outstanding on 30 June 2020	12,000,000	0.05

Options activity during the past fiscal year ended 30 June 2018:

A total of 4,500,000 stock options were granted to directors and officers of the Company, 4,000,000 with an exercise price of $0.15 and a term expiring on 31 August 2018 and 500,000 with an exercise price of $0.16 expiring on 17 October 2018. The fair value of these stock options was determined to be $40,800 and $1,150 respectively, and was charged to the fiscal 2018 statement of loss and comprehensive loss as share-based payments expense.

Options activity during the previous fiscal year ended 30 June 2019:

A total of 7,500,000 stock options were granted to directors and officers of the Company, each having an exercise price of $0.05 and a term expiring on 30 June 2021. The fair value of these stock options was determined to be $92,250, which was charged to the fiscal 2019 statement of loss and comprehensive loss as share-based payments expense.

Options activity during the current fiscal year ended 30 June 2020:

A total of 500,000 incentive stock options expired in accordance with their provisions upon resignation of the holder.

A total of 5,000,000 stock options were granted to certain directors of the Company, each having an exercise price of $0.05 and a term expiring 30 June 2021. The fair value of these stock option grants was determined to be $52,495, which was charged to the fiscal 2020 statement of loss and comprehensive loss as share-based payments expense.

The fair value of the options granted was estimated using the Black-Scholes option pricing model, with the following assumptions:

	Year Ended	Year Ended	Year Ended
	30 June 2020	30 June 2019	30 June 2018
Expected dividend yield	Nil	Nil	Nil
Expected stock price volatility	100%	100%	125%
Risk-free interest rate	1.84%	1.79%	1.25%
Expected life of options (years)	1.75	2.38	1.00

A summary of the Company's options outstanding on 30 June 2020 is as follows, and in total have a weighted average remaining contractual life of 1.00 years:

Options Outstanding	Options Exercisable	Exercise Price	Expiry Date
12,000,000	12,000,000	$0.05	30 June 2021
12,000,000	12,000,000

Warrants

A reconciliation of the Company's warrants outstanding is as follows:

	Number of Warrants	Weighted Average Exercise Price $ per Share
Outstanding on 30 June 2017	2,000,000	0.01
Issued	31,350,000	0.10
Exercised	(2,000,000)	0.01
Outstanding on 30 June 2018	31,350,000	0.10
Issued	11,000,000	0.05
Expired	(10,350,000)	0.10
Outstanding on 30 June 2019	32,000,000	0.05
Expired	(7,000,000)	0.05
Outstanding on 30 June 2020	25,000,000	0.05

Warrants activity during the past fiscal year ended 30 June 2018:

The Company issued an aggregate amount of 31,500,000 warrants as part of units issued pursuant to private placements (21,000,000) and as part of note conversion (10,350,000) each with an exercise price of $0.10 expiring on 31 August 2018. The fair value of the warrants issued was estimated using the Black-Scholes option pricing model as described above in this Note-11 under the heading Shares Issued. Also during fiscal 2018 an amount of 2,000,000 warrants with exercise price of $0.01 per share were exercised.

Warrants activity during the previous fiscal year ended 30 June 2019:

A total of 10,350,000 warrants expired and the terms of 21,000,000 outstanding warrants were amended to reflect a reduction in exercise price from $0.10 each to $0.05 each and an extension of their term and expiry date from 31 August 2018 (14,000,000), from 8 September 2018 (1,000,000), and from 28 November 2018 (6,000,000) until a new expiry date on 30 June 2020. As the warrants were originally issued to unrelated party investors as part of private placement units, the modification of the terms was a transaction with the Company's shareholders and therefore the incremental value resulting from such amendment did not result in any impact on the Company's statement of loss.

The Company issued an aggregate amount of 11,000,000 warrants as part of private placement units, each having an exercise price of $0.05 expiring on 30 June 2021. The fair value of the warrants was estimated using the Black-Scholes option pricing model as described above in this Note-11 under the heading Shares Issued.

Warrants activity during the current fiscal year ended 30 June 2020:

The terms of a total of 14,000,000 outstanding common share purchase warrants were amended to extend their old expiry date on 30 June 2020 to a new expiry date of 30 June 2022. There was no change to the $0.05 exercise price of each. As the share purchase warrants were originally issued to unrelated party investors as part of private placement units the modification of the terms was a transaction with the Company's shareholders and therefore the incremental value resulting from such amendment did not result in any impact on the Company's statement of loss.

A summary of the Company's warrants outstanding on 30 June 2020 is as follows:

Number of Warrants	Exercise Price Each	Expiry Date
11,000,000	$0.05	30 June 2021
14,000,000	$0.05	30 June 2022
25,000,000